Summary of Significant Accounting Policies (Details 8) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Lab equipment	$ 7,390,382	$ 6,620,662	$ 5,898,489
Computer equipment	600,318	563,976	389,720
Office equipment and vehicle	248,490	248,490	277,216
Leasehold improvements	477,682	477,682	465,790
Property, Plant and Equipment, Gross	8,716,872	7,910,810	7,031,215
Accumulated depreciation	(5,626,523)	(5,024,634)	(4,240,751)
Property and equipment, net	$ 3,090,349	$ 2,886,176	$ 2,790,464